SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
SUPPLEMENTARY INSURANCE INFORMATION
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2022

	Individual Retirement	Group Retirement	Investment Management and Research	Protection Solutions	Wealth Management	Legacy	Corporate and Other	Elim-inations	Total
	(in millions)
Deferred policy acquisition costs	$3,219	$800	$—	$1,630	$—	$593	$127	$—	$6,369
Policyholders’ account balances	40,102	13,141	—	14,939	—	688	14,996	—	83,866
Future policy benefits and other policyholders' liabilities	891	1	—	4,870	—	2,700	8,141	—	16,603
Policy charges and premium revenue	655	318	—	2,018	—	139	318	—	3,448
Net derivative gains (losses)	851	(20)	41	(16)	—	—	36	15	907
Net investment income (loss)	997	605	(108)	961	2	242	521	95	3,315
Policyholders’ benefits and interest credited	374	281	—	2,477	—	216	759	—	4,107
Amortization of deferred policy acquisition costs	334	59	—	117	—	65	11	—	586
All other operating expenses (1)	(102)	277	3,255	685	1,311	(428)	721	(760)	4,959

AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2021

	Individual Retirement	Group Retirement	Investment Management and Research	Protection Solutions	Wealth Management	Legacy	Corporate and Other	Elim-inations	Total
	(in millions)
Deferred policy acquisition costs	$3,013	$771	$—	$1,559	$—	$631	$139	$—	$6,113
Policyholders’ account balances	37,717	13,050	—	15,028	—	746	12,820	—	79,361
Future policy benefits and other policyholders' liabilities	1,196	—	—	5,283	—	2,553	9,146	—	18,178
Policy charges and premium revenue	726	370	—	1,950	—	335	347	—	3,728
Net derivative gains (losses)	(7,060)	(39)	(14)	(29)	—	—	(21)	14	(7,149)
Net investment income (loss)	796	751	25	1,095	(1)	424	674	82	3,846
Policyholders’ benefits and interest credited	291	303	—	2,451	—	227	735	—	4,007
Amortization of deferred policy acquisition costs	294	64	—	116	—	66	12	—	552
All other operating expenses (1)	(857)	354	3,238	590	1,390	(4,227)	736	(778)	446
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2020

	Individual Retirement	Group Retirement	Investment Management and Research	Protection Solutions	Wealth Management	Legacy	Corporate and Other	Elim-inations	Total
	(in millions)
Deferred policy acquisition costs (2)	$2,597	$632	$—	$418	$—	$581	$15	$—	$4,243
Policyholders’ account balances (2)	29,921	12,828	—	14,875	—	815	8,381	—	66,820
Future policy benefits and other policyholders' liabilities (2)	3,323	9	—	5,031	—	21,889	9,629	—	39,881
Policy charges and premium revenue	780	295	—	2,013	—	1,254	390	—	4,732
Net derivative gains (losses)	(2,059)	(2)	(36)	413	—	60	(111)	13	(1,722)
Net investment income (loss)	845	644	36	941	—	492	448	71	3,477
Policyholders’ benefits and interest credited	2,015	305	—	2,372	—	1,071	785	—	6,548
Amortization of deferred policy acquisition costs	281	73	—	1,220	—	40	(1)	—	1,613
All other operating expenses (1)	357	283	2,815	420	1,130	341	674	(673)	5,347
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(1)Operating expenses are allocated to segments.
(2)Excludes amounts reclassified as HFS.